Document and Entity Information	May 18, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001745020
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Registrant Name	Theseus Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40869
Entity Tax Identification Number	83-0712806
Entity Address, Address Line One	314 Main Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(857)
Local Phone Number	400-9491
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	THRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false